Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last two completed calendar years. In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that are reported in the Summary Compensation Table, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2023, 2024 and 2025 fiscal years.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment based on TSR (5)	Net (Loss) Income (6)
2025	$954,851	696,276	225,893	297,817	14.51	(13,850,000)
2024	1,327,105	969,728	640,002	614,052	22.31	(11,666,000)
2023	482,958	517,759	328,345	329,503	35.49	(9,642,000)

(1)

The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Pickens, our Chief Executive Officer (the “PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table. For additional information, see “Executive Compensation—Summary Compensation Table.”

PEO Total Compensation Amount	$ 954,851	$ 1,327,105	$ 482,958
PEO Actually Paid Compensation Amount	$ 696,276	969,728	517,759
Adjustment To PEO Compensation, Footnote
(2)

The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Pickens, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to, Mr. Pickens during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Pickens’s total compensation as reported in the Summary Compensation Table for each year to determine compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Exclusion of Reported Value of Equity Awards	Equity Award Adjustments (2b)	Compensation Actually Paid to PEO
2025	$954,851	$(417,190)	$158,614	$696,276
2024	1,327,105	(463,158)	105,782	969,728
2023	482,958	—	34,801	517,759

(2a)	Represents the total of the amounts reported in the “Stock Awards” and "Options" columns in the Summary Compensation Table for the applicable year.

(2b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$417,190	$(103,469)	$—	$(155,107)	$—	$—	$158,614
2024	$463,158	$(248,384)	$—	$(108,992)	$—	$—	$105,782
2023	—	75,721	—	(40,919)	—	—	34,801

(3)

The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Pickens) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Pickens) included for purposes of calculating the average amounts in each applicable year are as follows: for 2025, 2024 and 2023, Ms. Jennifer Canas, our Chief Financial Officer as of May 2025, and Mr. Hinojosa who preceded Ms. Canas in that role until February 2025.

Non-PEO NEO Average Total Compensation Amount	$ 225,893	640,002	328,345
Non-PEO NEO Average Compensation Actually Paid Amount	$ 297,817	614,052	329,503
Adjustment to Non-PEO NEO Compensation Footnote
(4)

The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Pickens), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Pickens) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Pickens) as reported in the Summary Compensation Table for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non- PEO NEOs	Exclusion of Average Reported Value of Equity Awards (4a)	Average Equity Award Adjustment (4b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$225,893	$—	$71,923	$297,817
2024	640,002	(162,049)	136,099	614,052
2023	328,345	—	1,158	329,503

(4a)	Represents the total of the amounts reported in the “Stock Awards” and “Options” columns in the Summary Compensation Table for the applicable year.

(4b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$85,682	(13,759)	—	—	—	—	71,923
2024	162,049	(19,995)	—	(5,955)	—	—	136,099
2023	—	3,169	—	(2,011)	—	—	1,158

(5)

The Total Stockholder Return (“TSR”) reported represent the measurement period value of an investment of $100 in our stock on June 30, 2022 (the last trading day before the 2023 fiscal year), and then valued again on each of June 30, 2023 (the last trading day of the 2023 fiscal year), June 30, 2024 (the last trading day of the 2024 fiscal year), and June 30, 2025 (the last trading day of the 2025 fiscal year), based on the closing price per share of the Company’s common stock as of such dates. No dividends were paid by the Company in fiscal years 2023, 2024, or 2025.

(6)	The dollar amounts reported represent the amount of net (loss) income reflected in our consolidated audited financial statements for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of the Company under the Securities Act or the Exchange Act whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Compensation Actually Paid vs. Net Income

Analysis of the Information Presented in the Pay Versus Performance Table

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphical descriptions of the relationships between compensation actually paid and net income and the total stockholder return information presented in the Pay Versus Performance table.

Compensation Actually Paid and Net (Loss) Income

Total Shareholder Return Amount	$ 14.51	22.31	35.49
Net Income (Loss)	(13,850,000)	(11,666,000)	(9,642,000)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,614	105,782	34,801
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	417,190	463,158	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,469)	(248,384)	75,721
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(155,107)	(108,992)	(40,919)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Exclusion of Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(417,190)	(463,158)	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,923	136,099	1,158
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,682	162,049	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,759)	(19,995)	3,169
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(5,955)	(2,011)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Exclusion of Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (162,049)	$ 0